                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-2687

  NAME OF REGISTRANT:                                                    VANGUARD MUNICIPAL BOND FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2016 - JUNE 30, 2017

  FUND:   VANGUARD LIMITED-TERM TAX-EXEMPT FUND

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  ISSUER:               Eaton Vance California Municipal Bond Fund II

  TICKER:               EIA                                  CUSIP:   27828C304

  MEETING DATE:   7/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a: ELECT DIRECTOR SCOTT E. ESTON                         ISSUER            YES             FOR                  FOR

PROPOSAL #1b: ELECT DIRECTOR THOMAS E. FAUST, JR.               ISSUER            YES             FOR                  FOR

PROPOSAL #1c: ELECT DIRECTOR CYNTHIA E. FROST                      ISSUER            YES             FOR                  FOR

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  ISSUER:               Eaton Vance Municipal Bond Fund II

  TICKER:               EIV                                  CUSIP:   27827K406

  MEETING DATE:   7/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a: ELECT DIRECTOR SCOTT E. ESTON                         ISSUER            YES             FOR                  FOR

PROPOSAL #1b: ELECT DIRECTOR THOMAS E. FAUST, JR.               ISSUER            YES             FOR                  FOR

PROPOSAL #1c: ELECT DIRECTOR CYNTHIA E. FROST                      ISSUER            YES             FOR                  FOR

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  ISSUER:               Eaton Vance New Jersey Municipal Bond Fund

  TICKER:               EMJ                                  CUSIP:   27828R301

  MEETING DATE:   7/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a: ELECT DIRECTOR SCOTT E. ESTON                         ISSUER            YES             FOR                  FOR

PROPOSAL #1b: ELECT DIRECTOR THOMAS E. FAUST, JR.               ISSUER            YES             FOR                  FOR

PROPOSAL #1c: ELECT DIRECTOR CYNTHIA E. FROST                      ISSUER            YES             FOR                  FOR

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  ISSUER:               Eaton Vance New York Municipal Bond Fund II

  TICKER:               NYH                                  CUSIP:   27828T307

  MEETING DATE:   7/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a: ELECT DIRECTOR SCOTT E. ESTON                         ISSUER            YES             FOR                  FOR

PROPOSAL #1b: ELECT DIRECTOR THOMAS E. FAUST, JR.               ISSUER            YES             FOR                  FOR

PROPOSAL #1c: ELECT DIRECTOR CYNTHIA E. FROST                      ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen AMT-Free Municipal Income Fund

  TICKER:               NEA                                  CUSIP:   670657709

  MEETING DATE:   8/19/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR CAROLE E. STONE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR MARGARET L. WOLFF                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER             ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVE REORGANIZATION OF FUNDS BETWEEN         ISSUER            YES             FOR                  FOR

NUVEEN FUNDS AND NUVEEN AMT-FREE MUNICIPAL INCOME

PROPOSAL #3: ISSUE SHARES IN CONNECTION WITH                       ISSUER            YES             FOR                  FOR

ACQUISITION

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  ISSUER:               Nuveen California AMT-Free Municipal Income Fund

  TICKER:               NKX                                  CUSIP:   670651405

  MEETING DATE:   11/15/2016                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen California AMT-Free Municipal Income Fund

  TICKER:               NKX                                  CUSIP:   670651603

  MEETING DATE:   11/15/2016                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund

  TICKER:               NVG                                  CUSIP:   67071L809

  MEETING DATE:   8/3/2016                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1c.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1c.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1c.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1c.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1c.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD MUNICIPAL BOND FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 29, 2017

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016,

             see File Number 33-32548. Incorporated by Reference.